Financial liabilities designated at fair value (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Debt securities	£ 39,063	£ 69,386	[1]
Repurchase agreements	7,378	40,338	[1]
Financial liabilities designated at fair value	217,741	173,718	[1]
Cumulative own credit net loss recognised	121	179
Barclays Bank Group [member]
Disclosure of financial liabilities [line items]
Debt securities	39,063	69,386	[2]
Repurchase agreements	7,378	40,338	[2]
Other financial liabilities	2,466	5,674
Financial liabilities designated at fair value	217,741	173,718	[2]
Barclays Bank Group [member] | Fair value [member]
Disclosure of financial liabilities [line items]
Debt securities	46,649	42,563
Deposits	31,706	4,448
Repurchase agreements	139,386	126,691
Other financial liabilities	0	16
Financial liabilities designated at fair value	217,741	173,718
Contractual amount due on maturity [member] | Barclays Bank Group [member]
Disclosure of financial liabilities [line items]
Debt securities	54,159	46,920
Deposits	32,053	4,414
Repurchase agreements	139,626	126,822
Other financial liabilities	0	16
Financial liabilities designated at fair value	£ 225,838	£ 178,172

[1]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1 on pages 00 to 00, Note 42 on pages 00 to 00 and the Credit risk disclosures on pages 00 to 00.

[2]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1 on pages 00 to 00, Note 42 on pages 00 to 00 and the Credit risk disclosures on pages 00 to 00.